Virginia Electric and Power Company Consolidated Statements of Common Shareholder's Equity (Unaudited) - USD ($) shares in Thousands, $ in Millions	Total		Common Stock	Retained Earnings	AOCI	Virginia Electric and Power Company		Virginia Electric and Power Company Common Stock	Virginia Electric and Power Company Other Paid-In Capital	Virginia Electric and Power Company Retained Earnings	Virginia Electric and Power Company AOCI
Beginning balance at Dec. 31, 2021					$ (1,458)	$ 15,980		$ 5,738	$ 1,113	$ 9,170	$ (41)
Beginning balance (in shares) at Dec. 31, 2021			810,000					275
Net income	$ 711					357				357
Other comprehensive loss, net of tax	22				22	12					12
Other						(1)				(1)
Ending balance at Mar. 31, 2022					(1,436)	16,348		$ 5,738	1,113	9,526	(29)
Ending balance (in shares) at Mar. 31, 2022			811,000					275
Beginning balance at Dec. 31, 2022	27,881	[1]			(1,572)	17,245	[2]	$ 5,738	1,113	10,385	9
Beginning balance (in shares) at Dec. 31, 2022			835,000					275
Net income	997					353				353
Other comprehensive loss, net of tax	7				7	(5)					(5)
Other	1			$ 1
Ending balance at Mar. 31, 2023	$ 28,356				$ (1,565)	$ 17,593		$ 5,738	$ 1,113	$ 10,738	$ 4
Ending balance (in shares) at Mar. 31, 2023			836,000					275

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.